Employee benefit plans - Estimated amount to be amortized from accumulated other comprehensive income (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Net loss / (gain)	$ (115)	$ (94)
Prior service cost / (credit)	$ (104)	$ (101)	$ (26)